Long-Term Investments - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended		12 Months Ended									0 Months Ended	12 Months Ended		0 Months Ended						1 Months Ended		9 Months Ended				0 Months Ended		9 Months Ended	0 Months Ended
	Oct. 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Oct. 23, 2013 USD ($)	Oct. 23, 2013 RUB	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Mechel Somani Carbon (Mining segment) [Member]	Dec. 31, 2014 BWS Bewehrungsstahl GmbH (Steel Segment) [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member]	Dec. 31, 2014 Port Vanino [Member] USD ($)	Dec. 31, 2013 Port Vanino [Member] USD ($)	Oct. 23, 2013 Port Vanino [Member] Common Shares [Member] USD ($)	Oct. 23, 2013 Port Vanino [Member] Common Shares [Member] RUB	Jan. 28, 2013 Port Vanino [Member] Common Shares [Member]	Jan. 09, 2013 Port Vanino [Member] Common Shares [Member] USD ($)	Jan. 09, 2013 Port Vanino [Member] Common Shares [Member] RUB	Dec. 07, 2012 Port Vanino [Member] Common Shares [Member]	Dec. 31, 2013 Port Vanino [Member] Common Shares [Member]	Jul. 31, 2013 Port Vanino [Member] Common Shares [Member]	Oct. 23, 2013 Port Vanino [Member] Common Shares [Member]	Jan. 28, 2013 Port Vanino [Member] Common Shares [Member]	Dec. 07, 2012 Port Vanino [Member] Common Shares [Member] USD ($)	Dec. 07, 2012 Port Vanino [Member] Common Shares [Member] RUB	Jan. 28, 2013 Port Vanino [Member] Preferred Shares [Member] USD ($)	Jan. 28, 2013 Port Vanino [Member] Preferred Shares [Member] RUB	Oct. 23, 2013 Port Vanino [Member] Preferred Shares [Member]	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Dec. 15, 2014 Cognor Stahlhandel GmbH (Cognor) [Member] BWS Bewehrungsstahl GmbH (Steel Segment) [Member]
Investment [Line Items]
Proceeds from sale of available-for-sale securities					$ 220		$ 1,108
Gross realized loss from sale of available-for-sale securities					299		3,787
Business acquisition, shares acquired																			21,892			74,195							16,039	16,039
Business acquisition, percentage shares acquired																			21.64%			73.33%							47.56%	47.56%
Business acquisition, shares acquired percentage in total equity														29.20%					16.23%			55.00%							11.89%	11.89%
Business acquisition, auction consideration to be paid as of auction date																											501,444	15,500,000
Business acquisition, cash paid	595	33					662,911										149,774	4,770,000		486,827	15,500,000								8,635	275,000		29,056
Sale of shares																				72,780	72,780		605	810	21,892						16,039
Consideration from sale of shares			158,427	5,040,000											9,282					477,408	15,200,000
Interest payment included in consideration																	6,171
Number of shares held by group as result of acquisitions and sales																			23,307										16,039	16,039
Percentage of shares held by group as result of acquisitions and sales																										23.04%
Income from equity investments			3,306		276	[1]	3,589	[1]	475	[1]
Percentage of shares sold out of total shares																							0.45%	0.60%
Cost of the investment disposed																642,389
Income on sale of investment					14,050		2,466		2,166							2,728
Percentage of noncontrolling interest holders those have substantive participating rights												49.00%
Percentage of shares owned																																	36.00%
Consideration received													93
Cash dividends received from equity method investments									737
Investments in equity securities in various Russian companies											20.00%
Dividends received from cost method investments					$ 1		$ 285		$ 25,981

[1]	See Note 9